Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

December 31, 2020

ADESI-QTLY-0221
1.827901.115

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 11.5%
Entertainment - 1.9%
Activision Blizzard, Inc.	196,686	$18,262,295
Electronic Arts, Inc.	37,708	5,414,869
Live Nation Entertainment, Inc. (a)	112,100	8,237,108
The Walt Disney Co.	72,700	13,171,786
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,673,426	3,983,405
		49,069,463
Interactive Media & Services - 7.9%
Alphabet, Inc. Class C (a)	70,731	123,912,224
Facebook, Inc. Class A (a)	284,740	77,779,578
Match Group, Inc. (a)	13,400	2,025,946
		203,717,748
Media - 0.6%
Cable One, Inc.	895	1,993,809
Charter Communications, Inc. Class A (a)	21,796	14,419,144
		16,412,953
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	202,533	27,311,575

TOTAL COMMUNICATION SERVICES		296,511,739

CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.1%
Thor Industries, Inc.	35,431	3,294,729
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	3,682	636,949
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A	17,900	2,627,720
Churchill Downs, Inc.	39,881	7,768,420
Flutter Entertainment PLC	5,275	1,089,969
Marriott International, Inc. Class A	181,700	23,969,864
Penn National Gaming, Inc. (a)	108,581	9,378,141
Starbucks Corp.	90,682	9,701,160
		54,535,274
Household Durables - 2.0%
D.R. Horton, Inc.	115,847	7,984,175
Lennar Corp. Class A (e)	203,454	15,509,298
NVR, Inc. (a)	2,339	9,542,793
Toll Brothers, Inc.	180,069	7,827,599
Whirlpool Corp.	50,452	9,106,081
		49,969,946
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	70,728	16,460,527
Amazon.com, Inc. (a)	41,950	136,628,211
eBay, Inc.	60,610	3,045,653
JD.com, Inc. sponsored ADR (a)	123,510	10,856,529
MercadoLibre, Inc. (a)	6,973	11,681,309
Revolve Group, Inc. (a)	20,700	645,219
The Booking Holdings, Inc. (a)	1,891	4,211,768
Wayfair LLC Class A (a)	4,279	966,241
		184,495,457
Leisure Products - 0.4%
BRP, Inc.	38,000	2,510,346
New Academy Holding Co. LLC unit (a)(c)(f)	60,000	7,502,400
		10,012,746
Multiline Retail - 0.4%
Dollar General Corp.	41,875	8,806,313
Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	47,772	958,784
Aritzia LP (a)	80,700	1,635,048
Burlington Stores, Inc. (a)	1,000	261,550
Floor & Decor Holdings, Inc. Class A (a)	2,985	277,157
Lowe's Companies, Inc.	37,322	5,990,554
RH (a)	4,876	2,182,108
The Home Depot, Inc.	106,840	28,378,841
TJX Companies, Inc.	365,725	24,975,360
		64,659,402
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	90,500	3,801,000
LVMH Moet Hennessy Louis Vuitton SE	11,748	7,354,265
Moncler SpA	50,757	3,120,572
NIKE, Inc. Class B	194,008	27,446,312
Tapestry, Inc.	87,000	2,703,960
Tory Burch LLC (a)(b)(c)(d)	28,846	2,085,257
		46,511,366

TOTAL CONSUMER DISCRETIONARY		422,922,182

CONSUMER STAPLES - 3.3%
Beverages - 1.4%
Diageo PLC	127,900	5,060,845
Monster Beverage Corp. (a)	327,431	30,280,819
Nongfu Spring Co. Ltd. (H Shares) (a)	109,200	773,314
		36,114,978
Food & Staples Retailing - 1.1%
Costco Wholesale Corp. (e)	16,757	6,313,702
Performance Food Group Co. (a)	109,079	5,193,251
U.S. Foods Holding Corp. (a)	47,871	1,594,583
Walmart, Inc. (e)	107,739	15,530,577
		28,632,113
Food Products - 0.4%
Beyond Meat, Inc. (a)(g)	19,407	2,425,875
Laird Superfood, Inc.	3,500	165,620
Mondelez International, Inc.	116,686	6,822,630
		9,414,125
Household Products - 0.1%
Clorox Co.	18,089	3,652,531
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	31,704	8,439,288

TOTAL CONSUMER STAPLES		86,253,035

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Pioneer Natural Resources Co.	41,300	4,703,657
Reliance Industries Ltd.	239,181	6,499,892
Reliance Industries Ltd.	9,394	143,685
Reliance Industries Ltd. sponsored GDR (h)	233,517	12,773,380
Suncor Energy, Inc.	1,343,800	22,539,186
		46,659,800
FINANCIALS - 10.2%
Banks - 3.3%
Bank of America Corp.	1,539,180	46,652,546
JPMorgan Chase & Co.	167,187	21,244,452
M&T Bank Corp.	106,800	13,595,640
PNC Financial Services Group, Inc.	17,000	2,533,000
Truist Financial Corp.	14,109	676,244
		84,701,882
Capital Markets - 4.2%
Bank of New York Mellon Corp.	79,000	3,352,760
BlackRock, Inc. Class A	18,200	13,132,028
Goldman Sachs Group, Inc.	20,200	5,326,942
Intercontinental Exchange, Inc.	47,772	5,507,634
London Stock Exchange Group PLC	61,986	7,651,337
MarketAxess Holdings, Inc.	15,700	8,957,792
Moody's Corp.	32,802	9,520,452
Morgan Stanley	410,300	28,117,859
Morningstar, Inc.	28,869	6,685,194
MSCI, Inc.	19,407	8,665,808
S&P Global, Inc.	34,751	11,423,696
		108,341,502
Consumer Finance - 0.8%
Capital One Financial Corp.	224,100	22,152,285
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	61,664	14,298,032
KKR Renaissance Co-Invest LP unit (a)(c)	15,316	8,449,024
		22,747,056
Insurance - 1.0%
Arthur J. Gallagher & Co.	125,700	15,550,347
Progressive Corp.	111,800	11,054,784
		26,605,131

TOTAL FINANCIALS		264,547,856

HEALTH CARE - 12.8%
Biotechnology - 1.3%
AbbVie, Inc.	38,615	4,137,597
Acceleron Pharma, Inc. (a)	8,373	1,071,242
Argenx SE ADR (a)	6,828	2,008,047
Biogen, Inc. (a)	10,645	2,606,535
Insmed, Inc. (a)	16,500	549,285
Neurocrine Biosciences, Inc. (a)	11,246	1,077,929
Poseida Therapeutics, Inc. (a)	10,052	110,270
Prelude Therapeutics, Inc.	10,151	726,304
Regeneron Pharmaceuticals, Inc. (a)	38,190	18,449,971
Revolution Medicines, Inc.	40,705	1,611,511
Seer, Inc.	2,687	150,848
		32,499,539
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	36,525	3,999,122
Danaher Corp.	115,784	25,720,258
DexCom, Inc. (a)	15,255	5,640,079
Hologic, Inc. (a)	130,477	9,502,640
Intuitive Surgical, Inc. (a)	18,409	15,060,403
Masimo Corp. (a)	33,966	9,115,795
Outset Medical, Inc.	4,080	231,907
Stryker Corp.	71,000	17,397,840
		86,668,044
Health Care Providers & Services - 3.6%
1Life Healthcare, Inc. (a)	124,505	5,434,643
Centene Corp. (a)	120,243	7,218,187
Cigna Corp.	113,095	23,544,117
Humana, Inc.	26,274	10,779,434
UnitedHealth Group, Inc.	130,798	45,868,243
		92,844,624
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	31,419	4,448,930
Bruker Corp.	242,300	13,115,699
Sartorius Stedim Biotech	3,981	1,416,219
Thermo Fisher Scientific, Inc.	66,576	31,009,769
		49,990,617
Pharmaceuticals - 2.7%
Eli Lilly & Co.	113,251	19,121,299
Royalty Pharma PLC	318,100	15,920,905
Sanofi SA sponsored ADR	270,825	13,159,387
Zoetis, Inc. Class A	132,948	22,002,894
		70,204,485

TOTAL HEALTH CARE		332,207,309

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.0%
Airbus Group NV	11,500	1,262,058
Lockheed Martin Corp.	7,866	2,792,273
The Boeing Co.	104,400	22,347,864
		26,402,195
Air Freight & Logistics - 1.0%
FedEx Corp.	8,076	2,096,691
United Parcel Service, Inc. Class B	149,387	25,156,771
		27,253,462
Airlines - 0.5%
Southwest Airlines Co.	274,300	12,785,123
Building Products - 1.3%
Carrier Global Corp.	89,373	3,371,150
Fortune Brands Home & Security, Inc.	25,876	2,218,091
The AZEK Co., Inc.	79,819	3,069,041
Trane Technologies PLC	175,761	25,513,467
		34,171,749
Commercial Services & Supplies - 0.4%
Cintas Corp.	10,450	3,693,657
Copart, Inc. (a)	44,786	5,699,019
		9,392,676
Construction & Engineering - 1.0%
Quanta Services, Inc.	343,100	24,710,062
Electrical Equipment - 1.3%
AMETEK, Inc.	125,370	15,162,248
Generac Holdings, Inc. (a)	25,478	5,793,952
Rockwell Automation, Inc.	48,511	12,167,044
		33,123,244
Industrial Conglomerates - 1.2%
General Electric Co.	2,513,200	27,142,560
Roper Technologies, Inc.	8,957	3,861,273
		31,003,833
Machinery - 1.4%
Caterpillar, Inc.	85,093	15,488,628
Deere & Co.	63,886	17,188,528
Otis Worldwide Corp.	38,217	2,581,558
		35,258,714
Professional Services - 0.8%
Equifax, Inc.	67,300	12,978,132
Experian PLC	214,336	8,142,334
		21,120,466
Road & Rail - 0.9%
Old Dominion Freight Lines, Inc.	14,829	2,894,324
Uber Technologies, Inc. (a)	388,872	19,832,472
		22,726,796

TOTAL INDUSTRIALS		277,948,320

INFORMATION TECHNOLOGY - 26.4%
IT Services - 3.6%
Accenture PLC Class A	61,755	16,131,024
Adyen BV (a)(h)	1,322	3,071,722
Black Knight, Inc. (a)	51,732	4,570,522
GoDaddy, Inc. (a)	48,900	4,056,255
MasterCard, Inc. Class A	126,419	45,123,998
MongoDB, Inc. Class A (a)	4,982	1,788,737
Square, Inc. (a)	28,000	6,093,920
VeriSign, Inc. (a)	10,649	2,304,444
Visa, Inc. Class A	45,898	10,039,270
		93,179,892
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	146,400	13,426,344
Array Technologies, Inc.	110,771	4,778,661
ASML Holding NV	28,401	13,851,736
First Solar, Inc. (a)	14,700	1,454,124
KLA-Tencor Corp.	46,179	11,956,205
Lam Research Corp.	61,732	29,154,172
Marvell Technology Group Ltd.	808,879	38,454,108
NVIDIA Corp.	89,995	46,995,389
NXP Semiconductors NV	175,019	27,829,771
Qualcomm, Inc. (e)	314,479	47,907,731
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,758	3,244,812
Universal Display Corp.	12,540	2,881,692
		241,934,745
Software - 8.6%
Adobe, Inc. (a)	36,355	18,181,863
Cloudflare, Inc. (a)	37,566	2,854,640
Dynatrace, Inc. (a)	42,696	1,847,456
HubSpot, Inc. (a)	23,388	9,271,939
Intuit, Inc.	39,000	14,814,150
LivePerson, Inc. (a)	84,795	5,276,793
Microsoft Corp.	606,787	134,961,565
Salesforce.com, Inc. (a)	138,754	30,876,928
Tenable Holdings, Inc. (a)	22,393	1,170,258
Workday, Inc. Class A (a)	10,151	2,432,281
		221,687,873
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc. (e)	847,255	112,422,266
Samsung Electronics Co. Ltd.	191,250	14,232,983
		126,655,249

TOTAL INFORMATION TECHNOLOGY		683,457,759

MATERIALS - 4.5%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	28,292	7,729,940
Albemarle Corp. U.S.	12,540	1,849,901
Ashland Global Holdings, Inc.	9,000	712,800
Celanese Corp. Class A	12,540	1,629,448
CF Industries Holdings, Inc.	150,400	5,821,984
DuPont de Nemours, Inc.	419,597	29,837,543
Huntsman Corp.	30,500	766,770
Olin Corp.	304,500	7,478,520
Sherwin-Williams Co.	16,484	12,114,256
The Chemours Co. LLC	410,238	10,169,800
		78,110,962
Containers & Packaging - 0.2%
Avery Dennison Corp.	28,818	4,469,960
Crown Holdings, Inc. (a)	13,436	1,346,287
		5,816,247
Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	27,300	905,133
First Quantum Minerals Ltd.	105,900	1,901,025
Franco-Nevada Corp.	10,499	1,316,396
Freeport-McMoRan, Inc.	909,060	23,653,741
Newmont Corp.	94,244	5,644,273
		33,420,568

TOTAL MATERIALS		117,347,777

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Lamar Advertising Co. Class A	6,270	521,789
Simon Property Group, Inc.	212,400	18,113,472
		18,635,261
Real Estate Management & Development - 0.0%
KE Holdings, Inc. ADR (a)	7,600	467,704

TOTAL REAL ESTATE		19,102,965

UTILITIES - 1.5%
Electric Utilities - 1.3%
NextEra Energy, Inc.	442,105	34,108,401
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	60,000	3,500,354

TOTAL UTILITIES		37,608,755

TOTAL COMMON STOCKS
(Cost $1,627,249,085)		2,584,567,497

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(c)	78,650	1,583,225
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	17,226	1,887,525
Yanka Industries, Inc. Series E (c)(d)	165,574	2,000,001
		3,887,526
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,975,531)		5,470,751

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)
(Cost $2,174,889)	2,174,671	2,174,889
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,634,399,505)		2,592,213,137
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,431,127)
NET ASSETS - 100%		$2,587,782,010

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	2,127	$28,223,163	$135.00	1/15/21	$(551,957)
Costco Wholesale Corp.	Chicago Board Options Exchange	100	3,767,800	400.00	1/15/21	(5,350)
Lennar Corp. Class A	Chicago Board Options Exchange	1,300	9,909,900	85.00	1/15/21	(26,000)
Qualcomm, Inc.	Chicago Board Options Exchange	682	10,389,588	165.00	1/15/21	(48,081)
Walmart, Inc.	Chicago Board Options Exchange	600	8,649,000	165.00	2/19/21	(41,700)
TOTAL WRITTEN OPTIONS						$(673,088)

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,490,837 or 1.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $60,939,451.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Security or a portion of the security is on loan at period end.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,845,102 or 0.6% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,887,525
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999
Yanka Industries, Inc. Series E	5/15/20	$2,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,066
Fidelity Securities Lending Cash Central Fund	1,891
Total	$4,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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